Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 64,403	$ 42,048	$ 33,713
Other comprehensive income (loss)
Reclassification adjustment for hedge (gains) losses included in net income	(46,746)	27,452	28,733
Unrealized loss on hedges			(1,034)
Income tax expense (benefit) related to other comprehensive income (loss)	18,123	(10,580)	(10,343)
Other comprehensive income (loss), net of tax	(28,623)	16,872	17,356
Comprehensive income	$ 35,780	$ 58,920	$ 51,069